Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Interest capitalized on construction projects		$ 7	$ 2
Basic Earnings Per Share Adjustment, Pro Forma		$ 0.95
Depreciation expense		81	125	110
Asset retirement obligations		23	17
Increase in asset retirement obligations	6
Accretion Benefit Expense			(1)	1
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interest capitalized on construction projects				1
Accretion Benefit Expense		1
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Reduction in depreciation expense		$ 52